EXPLORATION AND EVALUATION PROPERTY (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Exploration And Evaluation Property [Abstract]
Disclosure of exploration and evaluation property [Table Text Block]
$
Balance at March 31, 2022	7,000,000
Expenditures	-
Impairment	-
Balance at March 31, 2023	7,000,000
Expenditures	271,857
Impairment	-
Balance at March 31, 2024	7,271,857